Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, lapse and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment at acquisition related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the in-force liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate at acquisition. This adjustment was recorded in reserves for future policy benefits and claims payable. This reserve is reassessed at the end of each period, taking into account changes in the in-force block. Any resulting change in the reserve is recorded as a change in policy reserve through the Consolidated Income Statements.

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2022	2021
Traditional life	$3,958	$4,278
Guaranteed benefits (1)	1,779	5,477
Claims payable	1,018	1,024
Accident and health	1,164	1,204
Group payout annuities	4,586	4,895
Life contingent payouts	1,153	1,149
Other	597	627
Total	$14,255	$18,654
(1)     Includes net embedded derivative (assets) liabilities related to the GMWB and liabilities related to GMDB.
The following table sets forth the Company’s liabilities for other contract holder funds balances (in millions):

	December 31,
	2022	2021
Interest-sensitive life	$11,197	$11,553
Variable annuity fixed option	10,578	9,751
RILA (1)	1,875	110
Fixed annuity	13,201	14,730
Fixed index annuity (2)	11,937	13,333
GICs, funding agreements and FHLB advances	9,019	8,830
Other	179	187
Total	$57,986	$58,494
(1) Includes the embedded derivative liabilities related to RILA of $205 million and $6000000 million at December 31, 2022 and 2021, respectively.
(2) Includes the embedded derivative liabilities related to fixed index annuity of $931 million and $1,439 million at December 31, 2022 and 2021, respectively.

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities and registered index linked annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities, variable annuity fixed option, and other investment contracts, as included in the above table, the liability is the account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. For payout annuities, as included in the above table, reserves are determined under the methodology for limited-payment contracts (for those with significant life contingencies) or using a constant yield method and assumptions as of the issue date for mortality, interest rates, lapse and expenses plus provisions for adverse deviations. At December 31, 2022, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0% with a 4.68% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 1.93% average guaranteed rate.

At December 31, 2022 and 2021, excluding the reinsured business, approximately 93% and 94%, respectively, of the Company’s annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates.
The following tables show the distribution of those annuity account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31,2022
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$332	$399	$17	$6,775	$7,523
>1.0% - 2.0%	48	—	—	207	255
>2.0% - 3.0%	832	165	—	3,277	4,274
>3.0% - 4.0%	565	—	—	—	565
>4.0% - 5.0%	270	—	—	—	270
>5.0% - 5.5%	71	—	—	—	71
Subtotal	2,118	564	17	10,259	12,958
Ceded reinsurance	10,477	11,373	—	—	21,850
Total	$12,595	$11,937	$17	$10,259	$34,808

	December 31, 2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$155	$279	$1	$5,988	$6,423
>1.0% - 2.0%	54	1	—	214	269
>2.0% - 3.0%	876	183	—	3,254	4,313
>3.0% - 4.0%	594	—	—	—	594
>4.0% - 5.0%	276	—	—	—	276
>5.0% - 5.5%	72	—	—	—	72
Subtotal	2,027	463	1	9,456	11,947
Ceded reinsurance	12,086	12,870	—	—	24,956
Total	$14,113	$13,333	$1	$9,456	$36,903

At both December 31, 2022 and 2021, approximately 80% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum Guaranteed Interest Rate	2022	2021
	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$241	$252
>3.0% - 4.0%	2,632	2,736
>4.0% - 5.0%	2,294	2,381
>5.0% - 6.0%	1,883	1,962
Subtotal	7,050	7,331
Retro treaties	4,147	4,222
Total	$11,197	$11,553

The Company has established a $27 billion aggregate Global Medium Term Note ("MTN") program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements. The carrying values at December 31, 2022 and 2021 totaled $5.9 billion and $6.0 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The unrealized foreign currency gains and losses on those Medium Term Note instruments are included in the carrying value of the trust instruments supported by funding agreements.
Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in net gains (losses) on derivatives and investments.

Jackson is a member of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with long-term funding facilities. Advances are in the form of long-term notes or funding agreements issued to FHLBI. At December 31, 2022 and 2021, the Company held $146 million and $125 million of FHLBI capital stock, respectively, supporting $2.1 billion and $2.0 billion in funding agreements and long-term borrowings at December 31, 2022 and 2021, respectively.

The Company’s institutional products business is comprised of the traditional guaranteed investment contracts, medium-term funding agreement-backed notes and funding agreements (including agreements issued in conjunction with the Company’s participation in the U.S. Federal Home Loan Bank ("FHLB") program) described above.